Financial results, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Finance income:
- Interest income			$ 9,238	$ 8,610
- Foreign exchange gain, net			12,323	0
- Gain from interest rate/foreign exchange rate derivative financial instruments			2,459	0
- Other income			1,016	554
Finance income	$ (18,321)	$ 4,139	25,036	9,164
Finance costs:
- Interest expense			(37,251)	(28,581)
- Finance cost related to lease liabilities			(33,459)	(29,317)
- Cash flow hedge – transfer from equity			0	(28,224)
- Foreign exchange losses, net			0	(5,051)
- Taxes			(4,458)	(5,860)
- Loss from interest rate/foreign exchange rate derivative financial instruments			0	(871)
- Other expenses			(3,936)	(8,158)
Finance costs	(31,456)	(3,035)	(79,104)	(106,062)
Other financial results - Net (loss) of inflation effects on the monetary items	(712)	(7,528)	(6,029)	(1,911)
Financial results, net	$ (50,489)	$ (6,424)	$ (60,097)	$ (98,809)